Debt and Capital Lease Obligations - Term Loan (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 04, 2019
Debt Instrument [Line Items]
Term loan	$ 380.0	$ 280.0		$ 380.0
Additional term loan			$ 100.0
Principal payments		$ 2.4
Term loan
Debt Instrument [Line Items]
Principal payments	$ 2.4
Term loan | Base rate
Debt Instrument [Line Items]
Applicable interest rate margin	8.50%	8.50%
Term loan | Eurodollar rate
Debt Instrument [Line Items]
Applicable interest rate margin	7.25%	7.25%